Corporate Information	12 Months Ended
Dec. 31, 2022
Corporate Information and Statement of IFRS Compliance [Abstract]
Corporate Information	Corporate Information
A. Description of the Business
TransAlta Corporation (“TransAlta” or the “Company”) was incorporated under the Canada Business Corporations Act in March 1985. The Company became a public company in December 1992. The Company's head office is located in Calgary, Alberta.
Operating Segments
Generation Segments
The four generation segments of the Company are as follows: Hydro, Wind and Solar, Gas, and Energy Transition. The Company directly or indirectly owns and operates hydro, wind and solar, natural-gas-fired facilities, a coal-fired facility and natural gas pipeline operations in Canada, the United States (“US”) and Australia. The Wind and Solar segment includes the financial results, on a proportionate basis, of our investment in SP Skookumchuck Investment, LLC ("Skookumchuck"). Segment revenues are derived from the availability and production of electricity and steam as well as ancillary services.
Energy Marketing Segment
The Energy Marketing segment derives revenue and earnings from the wholesale trading of electricity and other energy-related commodities and derivatives.
The Energy Marketing segment also performs services on behalf of certain assets outside of Alberta for the power marketing of available generating capacity as well as the procurement of the fuel and transmission needs of those assets by utilizing contracts of various durations for the forward sales of electricity and for the purchase of natural gas and transmission capacity. The results of these power marketing activities are included in the gross margin of each generation segment. The Energy Marketing segment allocates charges to recognize the performance of these activities to the applicable generation segment thereto.
Corporate Segment
The Corporate segment includes the Company’s central finance, legal, administrative, corporate development, and investor relations functions. Activities and charges directly or reasonably attributable to other segments are allocated thereto. The Corporate segment includes our investment in EMG International, LLC ("EMG"), a wastewater treatment processing company, which is accounted for using the equity method. Revenues are derived from the design and construction of wastewater treatment facilities.
B. Basis of Preparation
These consolidated financial statements have been prepared by management in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis except for financial instruments, which are measured at fair value, as explained in the following accounting policies.
These consolidated financial statements were authorized for issue by TransAlta's Board of Directors (the "Board") on Feb. 22, 2023.
C. Basis of Consolidation
The consolidated financial statements include the accounts of the Company and the subsidiaries that it controls. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect the returns through its power over the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period and apply consistent accounting policies as the parent company.